Shareholder Fees {- Fidelity Michigan Municipal Money Market Fund}	Mar. 01, 2022 USD ($)
12.31 Fidelity Michigan Municipal Funds Combo PRO-11 | Fidelity Michigan Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none